UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value
COMMON STOCK 85.3%
DIVERSIFIED 4.9%
iStar Financial	185,700	$2,605,371
Land Securities Group PLC (United Kingdom)	87,700	2,626,473
Vornado Realty Trust	507,600	43,760,196
		48,992,040
HEALTH CARE 21.2%
HCP(a)	1,757,800	59,431,218
Health Care REIT	1,610,400	72,677,352
Nationwide Health Properties	1,309,900	44,209,125
Omega Healthcare Investors	325,700	5,654,152
Senior Housing Properties Trust	614,977	14,574,955
Ventas	335,000	15,044,850
		211,591,652
HOTEL 3.4%
DiamondRock Hospitality Co.	612,900	7,765,443
Hospitality Properties Trust	502,900	17,108,658
Strategic Hotels & Resorts	695,400	9,130,602
		34,004,703
INDUSTRIAL 2.1%
EastGroup Properties	105,500	4,901,530
ING Industrial Fund (Australia)	5,318,500	10,353,026
Segro PLC (United Kingdom)	532,745	5,371,149
		20,625,705
MORTGAGE 0.3%
Gramercy Capital Corp.	172,000	3,599,960

OFFICE 20.0%
BioMed Realty Trust	319,488	7,632,568
Boston Properties(b)	540,692	49,781,512
Brandywine Realty Trust	782,300	13,267,808
Derwent London PLC (United Kingdom)	156,000	4,699,812

	Number of Shares	Value
Highwoods Properties	910,200	$28,279,914
ING Office Fund (Australia)	4,736,303	5,735,270
Mack-Cali Realty Corp.	1,188,800	42,452,048
Maguire Properties	916,612	13,116,718
Parkway Properties	114,500	4,231,920
SL Green Realty Corp.	375,000	30,551,250
		199,748,820
OFFICE/INDUSTRIAL 2.5%
Liberty Property Trust	585,299	18,208,652
Mission West Properties	778,800	7,359,660
		25,568,312
RESIDENTIAL—APARTMENT 13.4%
American Campus Communities	305,800	8,366,688
Apartment Investment & Management Co.	629,076	22,527,212
Camden Property Trust	556,800	27,951,360
Education Realty Trust	420,500	5,285,685
Home Properties	701,120	33,646,749
Mid-America Apartment Communities	376,000	18,739,840
UDR	706,600	17,325,832
		133,843,366
SELF STORAGE 2.3%
Extra Space Storage	315,700	5,111,183
Sovran Self Storage	413,200	17,647,772
		22,758,955
SHOPPING CENTER 14.5%
COMMUNITY CENTER 4.6%
Cedar Shopping Centers	398,600	4,655,648
Developers Diversified Realty Corp.	651,100	27,268,068
Inland Real Estate Corp.	395,700	6,018,597
Ramco-Gershenson Properties Trust	390,000	8,232,900
		46,175,213

	Number of Shares	Value
REGIONAL MALL 9.9%
General Growth Properties	1,105,953	$42,214,226
Glimcher Realty Trust	1,780,500	21,294,780
Macerich Co.	503,412	35,374,761
		98,883,767
TOTAL SHOPPING CENTER		145,058,980
SPECIALTY 0.7%
Entertainment Properties Trust	147,898	7,295,808
TOTAL COMMON STOCK (Identified cost—$744,688,511)		853,088,301

PREFERRED SECURITIES—$25 PAR VALUE 41.6%
BANK 7.5%
BAC Capital Trust XII, 6.875%, due 8/2/55, Series C	486,047	11,499,872
Cobank ACB, 7.00%, 144A ($50 par value)(c),(d)	120,000	5,370,600
Colonial Capital Trust IV, 7.875%, due 10/1/33	61,060	1,205,935
Deutsche Bank Contingent Capital Trust III, 7.60%	400,000	9,900,000
M&T Capital Trust IV, 8.50%	100,000	2,532,000
PNC Capital Trust E, 7.75%	234,844	5,777,162
SunTrust Capital IX, 7.875%	212,400	5,203,800
U.S. Bancorp Capital XI, 6.60%, due 9/15/66	276,544	6,302,438
U.S. Bancorp, 7.875%	225,000	5,625,000
Wachovia Capital Trust X, 7.85%, due 12/1/67	80,000	2,000,000
Wachovia Corp., 8.00%	160,000	3,952,000
Wachovia Corp., 7.25%, Series A	140,400	3,324,672
Wells Fargo Capital XII, 7.875%	493,900	12,495,670
		75,189,149
BANK—FOREIGN 3.7%
Credit Suisse Guernsey, 7.90%	160,000	3,992,000
Royal Bank of Scotland Group PLC, 7.25%, Series T	165,967	4,061,212
Santander Finance Preferred, 6.50%	315,200	6,698,000

	Number of Shares	Value
Santander Finance Preferred, 6.80%	899,850	$20,021,663
Santander Finance Preferred, 4.00%, Series 6 (FRN)	141,990	2,456,427
		37,229,302
ELECTRIC—INTEGRATED 3.0%
Entergy Louisiana LLC, 7.60%, due 4/1/32	99,950	2,520,739
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)	269,600	6,651,032
FPL Group Capital, 6.60%, due 10/1/66, Series A	120,046	3,014,355
FPL Group Capital, 7.45%, due 9/1/67, Series E	205,003	5,301,378
PPL Energy Supply LLC, 7.00%, due 7/15/46	499,971	12,594,269
		30,081,773
ENERGY- INTEGRATED OIL & GAS 1.3%
Nexen, 7.35%, due 11/1/43, Series B	525,288	12,601,659

FINANCE 5.2%
DIVERSIFIED FINANCIAL SERVICES 2.3%
Citigroup Capital VIII, 6.95%, due 9/15/31 (TruPS)	220,048	4,808,049
Citigroup Capital XIX, 7.25%, due 8/15/67	150,015	3,447,345
Citigroup Capital XX, 7.875%, due 12/15/67	30,000	742,500
Federal National Mortgage Association, 8.25%	467,000	11,231,350
Freddie Mac, 8.375%, Series Z	127,400	3,108,560
		23,337,804
INVESTMENT BANKER/BROKER 2.7%
Citigroup, 8.125%, Series AA	280,000	6,731,200
JP Morgan Chase Capital X, 7.00%, due 2/15/32	5,787	142,939
JP Morgan Chase Capital XXIV, 6.875%, due 8/1/77, Series X	80,000	1,983,200
Lehman Brothers Holdings, 7.95%, Series J	718,959	14,796,176
Morgan Stanley Capital Trust III, 6.25%	176,894	3,585,641
		27,239,156
MORTGAGE LOAN/BROKER 0.2%
Countrywide Capital IV, 6.75%, due 4/1/33	47,725	812,280
Countrywide Capital V, 7.00%	47,220	788,574
		1,600,854
TOTAL FINANCE		52,177,814

	Number of Shares	Value
GAS—DISTRIBUTION 1.3%
Southern Union Co., 7.55%, Series A	47,490	$1,176,327
Southwest Gas Capital Trust II, 7.70%, due 9/15/43	460,315	11,475,653
		12,651,980
INSURANCE 5.2%
MULTI-LINE 0.8%
American International Group, 7.70%	324,406	8,106,906

MULTI-LINE—FOREIGN 1.9%
ING Groep N.V., 6.375%	100,000	2,189,000
ING Groep N.V., 7.375%	695,000	17,069,200
		19,258,200
PROPERTY CASUALTY 0.7%
Berkley W R Capital Trust II, 6.75%, due 7/26/45	350,000	7,315,000

PROPERTY CASUALTY—FOREIGN 1.0%
ACE Ltd., 7.80%, Series C	130,040	3,217,189
Arch Capital Group Ltd., 8.00%	175,500	4,478,760
Arch Capital Group Ltd., 7.875%, Series B	90,443	2,283,686
		9,979,635
REINSURANCE—FOREIGN 0.8%
Aspen Insurance Holdings Ltd., 7.401%, Series A	160,000	3,448,000
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	40,000	3,925,000
		7,373,000
TOTAL INSURANCE		52,032,741

MEDIA—DIVERSIFIED SERVICES 3.3%
CBS Corp., 7.25%, due 6/30/51	80,000	1,938,400
Comcast Corp., 6.625%, due 5/15/56	249,685	5,657,862
Comcast Corp., 7.00%, due 5/15/55	299,994	7,370,852
Comcast Corp., 7.00%, due 9/15/55	581,394	13,691,829
Viacom, 6.85%, due 12/5/55	198,988	4,630,451
		33,289,394

	Number of Shares	Value
REAL ESTATE 9.2%
DIVERSIFIED 1.8%
Duke Realty Corp., 6.95%, Series M	157,600	$3,541,272
Duke Realty Corp., 7.25%, Series N	142,900	3,316,709
Duke Realty Corp., 8.375%, Series O	144,800	3,562,080
iStar Financial, 7.875%, Series E	190,000	2,935,500
iStar Financial, 7.80%, Series F	173,600	2,413,040
iStar Financial, 7.65%, Series G	65,644	890,133
Vornado Realty Trust, 6.75%, Series H	60,000	1,266,600
		17,925,334
HEALTH CARE 0.8%
Health Care REIT, 7.875%, Series D	115,000	2,811,750
Omega Healthcare Investors, 8.375%, Series D	200,000	5,000,000
		7,811,750
INDUSTRIAL 0.3%
First Industrial Realty Trust, 7.25%, Series J	150,000	3,097,500

OFFICE 1.7%
BioMed Realty Trust, 7.375%, Series A	55,000	1,221,000
Cousins Properties, 7.75%, Series A	357,300	7,553,322
Digital Realty Trust, 8.50%, Series A	29,000	666,710
Digital Realty Trust, 7.875%, Series B	46,900	1,008,350
Kilroy Realty Corp., 7.80%, Series E	93,800	2,054,689
Maguire Properties, 7.625%, Series A	16,685	196,883
SL Green Realty Corp., 7.625%, Series C	100,000	2,267,000
SL Green Realty Corp., 7.875%, Series D	60,000	1,375,800
		16,343,754
OFFICE/INDUSTRIAL 0.4%
PS Business Parks, 7.00%, Series H	108,864	2,377,590
PS Business Parks, 7.95%, Series K	88,000	2,098,800
		4,476,390
RESIDENTIAL—APARTMENT 1.1%
Apartment Investment & Management Co., 8.00%, Series T	93,700	2,135,423

	Number of Shares	Value
Apartment Investment & Management Co., 8.00%, Series V	101,000	$2,267,450
Apartment Investment & Management Co., 7.875%, Series Y	110,000	2,440,900
Mid-America Apartment Communities, 8.30%, Series H	170,000	4,122,500
		10,966,273
SELF STORAGE 1.5%
Public Storage, 7.25%, Series I	270,107	6,458,258
Public Storage, 7.25%, Series K	267,035	6,326,059
Public Storage, 6.625%, Series M	120,000	2,497,200
		15,281,517
SHOPPING CENTER 1.6%
COMMUNITY CENTER 1.1%
Developers Diversified Realty Corp., 7.50%, Series I	62,720	1,411,200
Kimco Realty Corp., 7.75%, Series G	199,996	4,779,904
Regency Centers Corp., 7.25%, Series D	160,200	3,612,510
Saul Centers, 8.00%, Series A	60,000	1,470,000
		11,273,614
REGIONAL MALL 0.5%
CBL & Associates Properties, 7.75%, Series C	69,000	1,421,400
Glimcher Realty Trust, 8.75%, Series F	64,082	1,200,256
Glimcher Realty Trust, 8.125%, Series G	100,000	1,703,000
		4,324,656
TOTAL SHOPPING CENTER		15,598,270

TOTAL REAL ESTATE		91,500,788

TELECOMMUNICATION SERVICES 0.9%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	286,417	5,974,659
United States Cellular Corp., 7.50%, due 6/15/34	152,400	3,302,508
		9,277,167
UTILITIES—ELECTRIC UTILITIES 1.0%
American Electric Power Co., 8.75%	123,799	3,138,305

	Number of Shares	Value
Xcel Energy, 7.60%	260,000	$6,448,000
		9,586,305
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$446,104,949)		415,618,072

PREFERRED SECURITIES—CAPITAL SECURITIES 34.0%
AUTO—FOREIGN 0.3%
Porsche International Finance PLC, 7.20%, due 2/28/49	3,000,000	2,976,750

BANK 5.8%
AgFirst Farm Credit Bank, 6.585%, due 6/29/49, 144A(c)	5,000,000	4,341,255
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(c)	24,000,000	22,524,024
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B	10,000,000	10,639,710
Bank of America Corp., 7.250%, Series L	2,000	2,066,000
BB&T Capital Trust IV, 6.82%, due 6/12/77	3,500,000	2,898,095
CBG Florida REIT Corp., 7.114%, due 2/15/49, 144A(c)	3,000,000	1,703,502
Roslyn Real Estate Asset Corp., 6.346%, due 9/30/08, Series D (FRN)(d)	80	6,800,000
Sovereign Capital Trust VI, 7.908%, due 6/13/36	5,250,000	4,279,201
Washington Mutual Preferred Funding Cayman, 7.25%, due 3/29/49, Series A-1, 144A(c)	4,600,000	2,923,700
		58,175,487
BANK—FOREIGN 5.4%
BNP Paribas, 7.195%, 144A(c)	14,000,000	12,434,268
Barclays Bank PLC, 7.434%, due 9/29/49, 144A(c)	5,000,000	4,527,925
Credit Agricole SA/London, 6.637%, 144A(c)	4,500,000	3,491,402
HSBC Capital Funding LP, 10.176%, 144A(c)	3,680,000	4,418,278
NBP Capital Trust III, 7.375%, due 10/28/49	2,000,000	1,844,530
Royal Bank of Scotland Group PLC, 6.99%, due 10/29/49, 144A(c)	8,000,000	6,802,320
Royal Bank of Scotland Group PLC, 7.64%, due 3/31/49	10,550,000	9,100,008
Shinsei Finance II, 7.16%, 144A(c)	4,000,000	2,890,000

	Number of Shares	Value
Standard Chartered PLC, 7.014%, 144A(c)	9,500,000	$8,293,946
		53,802,677
ELECTRIC—INTEGRATED 3.8%
Dominion Resources, 7.50%, due 6/30/66, Series A	11,000,000	10,168,873
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	2,464,000	2,578,246
DPL Capital Trust II, 8.125%, due 9/1/31	3,000,000	3,523,110
FPL Group Capital, 7.30%, due 9/1/67, Series D	6,250,000	6,122,894
PPL Capital Funding, 6.70%, due 3/30/67, Series A	5,000,000	4,258,655
Puget Sound Energy, 6.974%, due 6/1/67, Series A(d)	7,000,000	6,239,303
Wisconsin Energy Corp., 6.25%, due 5/15/67	6,000,000	5,362,752
		38,253,833
FINANCE 4.7%
CREDIT CARD 0.4%
Capital One Capital III, 7.686%, due 8/15/36	4,500,000	3,503,399

DIVERSIFIED FINANCIAL SERVICES 2.1%
Citigroup Capital XXI, 8.30%, due 12/21/57	6,000,000	5,928,336
Webster Capital Trust IV, 7.65%, due 6/15/37	7,500,000	5,118,172
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144A(c)	10,500,000	9,559,725
		20,606,233
INVESTMENT BANKER/BROKER 2.1%
JP Morgan Chase Capital XIX, 6.625%, due 9/29/36, Series S	1,700	40,562
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R	11,750,000	10,854,485
JP Morgan Chase Capital XXV, 6.80%, due 10/1/37, Series Y	3,000,000	2,749,257
Schwab Capital Trust I, 7.50%, due 11/15/37	8,500,000	7,924,967
		21,569,271
INVESTMENT MANAGEMENT 0.1%
Aberdeen Asset Management, 7.90%, due 12/31/49	2,000,000	1,402,500
TOTAL FINANCE		47,081,403

	Number of Shares	Value
FOOD 0.6%
Dairy Farmers of America, 7.875%, 144A(c),(d),(e)	75,000	$6,233,767

GAS UTILITIES 1.6%
Southern Union Co., 7.20%, due 11/1/66	19,000,000	16,055,000

INSURANCE 8.4%
LIFE/HEALTH INSURANCE 2.5%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(c)	5,500,000	4,979,936
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(c)	8,000,000	7,164,616
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c)	11,000,000	9,297,376
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c)	2,000,000	1,883,052
Lincoln National Corp., 7.00%, due 5/17/66	2,000,000	1,836,704
		25,161,684
MULTI-LINE 5.0%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B(d)	10,750,000	8,446,759
AXA SA, 6.379%, due 12/14/49, 144A(c)	2,000,000	1,616,788
AXA SA, 6.463%, due 12/31/49, 144A(c)	9,000,000	7,236,522
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(c)	4,000,000	3,343,800
Metlife Capital Trust IV, 7.875%, due 12/15/37, 144A(c)	12,500,000	11,396,875
Old Mutual Capital Funding, 8.00% (Eurobond)	10,000,000	9,450,000
QBE Capital Funding II LP, 6.797%, due 6/1/49, 144A(c)	5,000,000	4,537,165
USF&G Capital, 8.312%, due 7/1/46, 144A(c)	3,845,000	4,205,369
		50,233,278
PROPERTY CASUALTY 0.9%
Everest Reinsurance Holdings, 6.60%, due 5/15/37	2,500,000	2,110,600
Progressive Corp. (The), 6.70%, due 6/15/37	7,000,000	6,244,623
		8,355,223
TOTAL INSURANCE		83,750,185

NATURAL GAS—DISTRIBUTION 0.2%
TransCanada Pipelines Ltd., 6.35%, due 5/15/67	2,500,000	2,213,380

	Number of Shares	Value
OIL—EXPLORATION AND PRODUCTION 0.4%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49	4,000,000	$4,065,000

PIPELINES 1.6%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	6,000,000	5,531,934
Enterprise Products Operating LP, 8.375%, due 8/1/66	10,000,000	9,747,900
		15,279,834
TELECOMMUNICATION SERVICES 1.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(c)	12,954	12,245,578
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$384,380,505)		340,132,894

	Principal Amount
CORPORATE BONDS 8.2%
BANK 7.1%
Bank of America Corp., 8.00%, due 12/29/49	$30,000,000	30,086,700
PNC Preferred Funding Trust I, 8.70%, due 2/28/49, 144A(c)	16,000,000	15,400,000
State Street Capital Trust III, 8.25%, due 12/29/49	8,500,000	8,546,155
Wachovia Corp., 7.98%, due 2/28/49	17,000,000	16,754,061
		70,786,916
INSURANCE—PROPERTY CASUALTY 0.4%
ACE Capital Trust II, 9.70%, due 4/1/30	3,410,000	3,829,730

MEDIA 0.3%
Rogers Cable, 8.75%, due 5/1/32	3,000,000	3,332,493

REAL ESTATE 0.4%
BF Saul REIT, 7.50%, due 3/1/14	5,000,000	4,462,500
TOTAL CORPORATE BONDS (Identified cost—$84,461,888)		82,411,639

		Principal Amount	Value
COMMERCIAL PAPER 3.2%
San Paolo US Financial, 1.30, due 4/1/08 (Identified cost—$31,660,000)		$31,660,000	$31,660,000

TOTAL INVESTMENTS (Identified cost—$1,691,295,853)	172.3%		1,722,910,906

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%		2,837,521

LIQUIDATION VALUE OF PREFERRED SHARES	(72.6)%		(726,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $20.72 per share based on 48,251,666 shares of common stock outstanding)	100.0%		$999,748,427

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 75,000 shares segregated as collateral for interest rate swap transactions.

(b) 255,000 shares segregated as collateral for interest rate swap transactions.

(c) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 17.9% of net assets applicable to common shares.

(d) Illiquid security.  Aggregate holdings equal 2.6% of net assets applicable to common shares.

(e) Fair valued security.  Aggregate holdings equal 0.6% of net assets applicable to common shares.

Interest rate swaps outstanding at March 31, 2008 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(reset monthly)	Termination	Appreciation/
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Merrill Lynch Derivative
Products AG	$58,500,000	3.208%	3.119%	October 2, 2008	$(213,631)
Merrill Lynch Derivative
Products AG	$20,000,000	3.410%	2.890%	January 13, 2009	(168,648)
Merrill Lynch Derivative
Products AG	$30,000,000	2.934%	2.599%	July 25, 2012	177,695
Merrill Lynch Derivative
Products AG	$45,000,000	3.510%	2.599%	December 22, 2012	(675,248)
Royal Bank of Canada	$43,250,000	3.453%	2.818%	September 16, 2008	(190,509)
Royal Bank of Canada	$60,000,000	3.653%	2.818%	July 17, 2013	(1,056,164)
Royal Bank of Canada	$70,000,000	3.615%	2.704%	March 29, 2014	(678,250)
UBS AG	$58,125,000	3.990%	2.599%	August 25, 2009	(1,360,502)
UBS AG	$58,125,000	4.398%	2.599%	August 25, 2010	(2,581,432)
UBS AG	$58,125,000	4.595%	2.599%	August 25, 2011	(3,397,470)
					$(10,144,159)

(a)  Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,722,910,906	$1,235,314,672	$443,560,563	$44,035,671
Other Financial Instruments*	(10,144,159)	—	(10,144,159)	—
Total	$1,712,766,747	$1,235,314,672	$433,416,404	$44,035,671

* Other financial instruments include interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$50,809,964
Accrued premiums/discounts	98
Realized gain (loss)	(5,142,023)
Change in unrealized appreciation (depreciation)	(641,253)
Net purchases (sales)	14,144,463
Transfers in and/or out of Level 3	(15,135,578)
Balance as of March 31, 2008	$44,035,671

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$149,035,764
Gross unrealized depreciation	(117,420,711)
Net unrealized appreciation	$31,615,053

Cost for federal income tax purposes	$1,691,295,853

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008